Organization and Business (Detail) $ in Millions	Jun. 12, 2020 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2021 SUBSIDIARY Satellites	Dec. 31, 2020	Dec. 31, 2018
Organization consolidation and presentation of financial statements [Line Items]
Number Of Satellites | Satellites			6
Number Of Subsidiaries | SUBSIDIARY			2
Spaceflight Inc [Member]
Organization consolidation and presentation of financial statements [Line Items]
Disposal Group, Including Discontinued Operation, Consideration	$ 31.6
MY Space Co. Ltd [Member]
Organization consolidation and presentation of financial statements [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Proceeds from Sale of Equity Method Investments	$ 31.6
Equity Method Investments Percentage Disposed Off	100.00%
X-Bow [Member]
Organization consolidation and presentation of financial statements [Line Items]
Equity Method Investment, Ownership Percentage			17.90%	20.60%
Payments to Acquire Equity Method Investments		$ 13.5
LeoStella [Member]
Organization consolidation and presentation of financial statements [Line Items]
Equity Method Investment, Ownership Percentage			50.00%		50.00%